Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Level, within Fair Value Hierarchy, Investments of Plan Reported at Fair Value Held by Plan Trust

The following tables set forth by level, within the fair value hierarchy, the investments of the Plan reported at fair value held by the Plan Trust as of December 31, 2025 and 2024 (in thousands):

	2025
	Level 1	Level 2	Level 3	Total
Berkshire Hathaway Class B stock fund	$—	$100,972	$—	$100,972
Mutual funds	162,289	—	—	162,289
Self-directed brokerage accounts	5,789	—	—	5,789
Common collective trust funds	—	1,175,683	—	1,175,683
	$168,078	$1,276,655	$—	$1,444,733

	2024
	Level 1	Level 2	Level 3	Total
Berkshire Hathaway Class B stock fund	$—	$99,595	$—	$99,595
Mutual funds	209,480	—	—	209,480
Self-directed brokerage accounts	5,275	—	—	5,275
Common collective trust funds	—	984,611	—	984,611
	$214,755	$1,084,206	$—	$1,298,961